PSG Capital Management Trust

PSG Tactical Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for the PSG Tactical Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 3, 2018 (SEC Accession No. 0001162044-18-000467).